Restructuring - Summary of Related to Company's Restructuring Activity (Details) - Employee Severance and Related Benefits $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Charges	$ 430
Payments	$ (430)